UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA NASDAQ-100 INDEX FUND - 3RD QUARTER REPORT - PERIOD ENDED
SEPTEMBER 30, 2005



[LOGO OF USAA]
   USAA(R)

                           USAA NASDAQ-100 INDEX Fund

                                     [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2005

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              COMMON STOCKS (98.6%)

              ADVERTISING (0.3%)
    8,328     Lamar Advertising Co. "A"*                                $    378
                                                                        --------
              AIR FREIGHT & LOGISTICS (0.5%)
   10,092     Expeditors International of Washington, Inc.                   573
                                                                        --------
              APPAREL RETAIL (0.3%)
   13,880     Ross Stores, Inc.                                              329
                                                                        --------
              APPLICATION SOFTWARE (3.2%)
   22,945     Autodesk, Inc.                                               1,066
   35,127     BEA Systems, Inc.*                                             315
   19,517     Citrix Systems, Inc.*                                          491
   22,012     Intuit, Inc.*                                                  986
    8,889     Mercury Interactive Corp.*                                     352
   58,989     Siebel Systems, Inc.                                           609
   12,829     Synopsys, Inc.*                                                243
                                                                        --------
                                                                           4,062
                                                                        --------
              BIOTECHNOLOGY (11.2%)
   55,444     Amgen, Inc.*                                                 4,417
   35,460     Biogen Idec, Inc.*                                           1,400
   16,050     Celgene Corp.*                                                 872
   25,334     Chiron Corp.*                                                1,105
   31,024     Genzyme Corp.*                                               2,223
   43,289     Gilead Sciences, Inc.*                                       2,111
    4,803     Invitrogen Corp.*                                              361
   25,414     MedImmune, Inc.*                                               855
   32,626     Millennium Pharmaceuticals, Inc.*                              304
    9,865     Sepracor, Inc.*                                                582
                                                                        --------
                                                                          14,230
                                                                        --------
              BROADCASTING & CABLE TV (4.9%)
   91,950     Comcast Corp. "A"*                                           2,702
   21,208     EchoStar Communications Corp. "A"                              627
   23,277     Liberty Global, Inc. "A"*                                      630
    8,951     NTL, Inc.*                                                     598
  138,636     Sirius Satellite Radio, Inc.*                                  908
   22,061     XM Satellite Radio Holdings, Inc. "A"*                         792
                                                                        --------
                                                                           6,257
                                                                        --------
              CASINOS & GAMING (0.4%)
   10,458     Wynn Resorts Ltd.*                                             472
                                                                        --------


              COMMUNICATIONS EQUIPMENT (12.7%)
  220,126     Cisco Systems, Inc.*(a)                                      3,947
   20,046     Comverse Technology, Inc.*                                     526
  181,962     JDS Uniphase Corp.*                                            404
   35,532     Juniper Networks, Inc.*                                        845
   10,663     LM Ericsson Telephone Co. ADR "B" (Sweden)                     393
  190,165     QUALCOMM, Inc.                                               8,510
   18,403     Research In Motion Ltd. (Canada)*                            1,259
   24,588     Tellabs, Inc.*                                                 259
                                                                        --------
                                                                          16,143
                                                                        --------

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                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              COMPUTER HARDWARE (7.5%)
  111,591     Apple Computer, Inc.*                                     $  5,982
   85,034     Dell, Inc.*                                                  2,908
  143,016     Sun Microsystems, Inc.*                                        561
                                                                        --------
                                                                           9,451
                                                                        --------
              COMPUTER STORAGE & PERIPHERALS (1.8%)
   23,968     ATI Technologies, Inc. (Canada)*                               334
   37,093     Network Appliance, Inc.*                                       880
    8,915     QLogic Corp.*                                                  305
   16,076     SanDisk Corp.*                                                 776
                                                                        --------
                                                                           2,295
                                                                        --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
   18,526     PACCAR, Inc.                                                 1,258
                                                                        --------
              CONSUMER ELECTRONICS (0.5%)
    9,642     Garmin Ltd.                                                    654
                                                                        --------
              DATA PROCESSING & OUTSOURCED SERVICES (1.8%)
   22,687     Fiserv, Inc.*                                                1,041
   34,662     Paychex, Inc.                                                1,285
                                                                        --------
                                                                           2,326
                                                                        --------
              DEPARTMENT STORES (1.6%)
   16,627     Sears Holdings Corp.*                                        2,069
                                                                        --------


              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (1.6%)
   17,604     Apollo Group, Inc. "A"*                                      1,169
   19,475     Cintas Corp.                                                   799
                                                                        --------
                                                                           1,968
                                                                        --------
              EDUCATIONAL SERVICES (0.3%)
   10,094     Career Education Corp.*                                        359
                                                                        --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
   18,833     American Power Conversion Corp.                                488
                                                                        --------
              ELECTRONIC MANUFACTURING SERVICES (1.0%)
   59,860     Flextronics International Ltd. (Singapore)*                    769
    9,539     Molex, Inc.                                                    255
   54,095     Sanmina-SCI Corp.*                                             232
                                                                        --------
                                                                           1,256
                                                                        --------
              FOOD RETAIL (0.7%)
    6,361     Whole Foods Market, Inc.                                       855
                                                                        --------
              GENERAL MERCHANDISE STORES (0.2%)
   10,058     Dollar Tree Stores, Inc.*                                      218
                                                                        --------
              HEALTH CARE DISTRIBUTORS (0.4%)
   12,746     Patterson Companies, Inc.*                                     510
                                                                        --------
              HEALTH CARE EQUIPMENT (0.9%)
   32,399     Biomet, Inc.                                                 1,125
                                                                        --------

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                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              HEALTH CARE SERVICES (0.9%)
   12,787     Express Scripts, Inc.*                                    $    795
    9,131     Lincare Holdings, Inc.*                                        375
                                                                        --------
                                                                           1,170
                                                                        --------
              HEALTH CARE SUPPLIES (0.3%)
    7,339     DENTSPLY International, Inc.                                   396
                                                                        --------
              HOME ENTERTAINMENT SOFTWARE (1.3%)
   29,500     Electronic Arts, Inc.*                                       1,678
                                                                        --------
              HOMEFURNISHING RETAIL (1.2%)
   38,344     Bed Bath & Beyond, Inc.*                                     1,541
                                                                        --------
              HYPERMARKETS & SUPER CENTERS (0.8%)
   24,335     Costco Wholesale Corp.                                       1,049
                                                                        --------
              INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
   34,270     MCI, Inc.                                                      869
                                                                        --------
              INTERNET RETAIL (4.8%)
   26,368     Amazon.com, Inc.*                                            1,194
   97,352     eBay, Inc.*                                                  4,011
   33,950     IAC/InterActiveCorp*                                           861
                                                                        --------
                                                                           6,066
                                                                        --------
              INTERNET SOFTWARE & SERVICES (2.2%)
   24,097     VeriSign, Inc.*                                                515
   65,300     Yahoo!, Inc.*                                                2,210
                                                                        --------
                                                                           2,725
                                                                        --------
              IT CONSULTING & OTHER SERVICES (0.5%)
   12,836     Cognizant Technology Solutions Corp. "A"*                      598
                                                                        --------
              MOVIES & ENTERTAINMENT (0.4%)
   11,502     Pixar, Inc.*                                                   512
                                                                        --------
              PAPER PACKAGING (0.2%)
   24,000     Smurfit-Stone Container Corp.*                                 249
                                                                        --------
              PHARMACEUTICALS (1.2%)
   46,248     Teva Pharmaceutical Industries Ltd. ADR (Israel)             1,546
                                                                        --------
              RESTAURANTS (2.0%)
   51,507     Starbucks Corp.*                                             2,580
                                                                        --------
              SEMICONDUCTOR EQUIPMENT (2.6%)
   80,897     Applied Materials, Inc.                                      1,372
   23,085     KLA-Tencor Corp.                                             1,126
   13,585     Lam Research Corp.*                                            414
   13,621     Novellus Systems, Inc.*                                        341
                                                                        --------
                                                                           3,253
                                                                        --------
              SEMICONDUCTORS (10.9%)
   50,520     Altera Corp.*                                                  965
   24,827     Broadcom Corp. "A"*                                          1,165
  205,704     Intel Corp.                                                  5,071

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
   14,928     Intersil Corp. "A"                                        $    325
   39,533     Linear Technology Corp.                                      1,486
   25,787     Marvell Technology Group Ltd.*                               1,189
   44,308     Maxim Integrated Products, Inc.                              1,890
   16,767     Microchip Technology, Inc.                                     505
   44,701     Xilinx, Inc.                                                 1,245
                                                                        --------
                                                                          13,841
                                                                        --------
              SPECIALTY CHEMICALS (0.3%)
    6,250     Sigma-Aldrich Corp.                                            400
                                                                        --------
              SPECIALTY STORES (1.0%)
   13,709     PETsMART, Inc.                                                 298
   47,591     Staples, Inc.                                                1,015
                                                                        --------
                                                                           1,313
                                                                        --------
              SYSTEMS SOFTWARE (12.9%)
   46,514     Adobe Systems, Inc.                                          1,389
   23,243     Check Point Software Technologies Ltd. (Israel)*               565
  355,464     Microsoft Corp(a)                                            9,146
  207,683     Oracle Corp.*                                                2,573
  120,757     Symantec Corp.*                                              2,736
                                                                        --------
                                                                          16,409
                                                                        --------
              TECHNOLOGY DISTRIBUTORS (0.4%)
    8,077     CDW Corp.                                                      476
                                                                        --------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
    6,961     Fastenal Co.                                                   425
                                                                        --------
              TRUCKING (0.4%)
    8,156     C.H. Robinson Worldwide, Inc.                                  523
                                                                        --------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
   66,505     Level 3 Communications, Inc.*                                  154
                                                                        --------
              Total common stocks (cost: $118,864)                       125,049
                                                                        --------

PRINCIPAL
   AMOUNT
    (000)
---------
              MONEY MARKET INSTRUMENTS (1.3%)

              U.S. TREASURY BILLS (0.2%)
              --------------------------
   $  180     3.21%, 12/01/2005(b)                                           179
       50     3.47%, 12/01/2005(b)                                            50
                                                                        --------
                                                                             229
                                                                        --------

              REPURCHASE AGREEMENTS (1.1%)(c)
              -------------------------------
    1,383     State Street Bank & Trust Co., 2.75%, acquired
                on 9/30/2005 and due 10/03/2005 at $1,383
                (collateralized by $1,500 of Fannie Mae Notes(d),
                1.75%, due 3/30/2006; market value $1,483)                 1,383
                                                                        --------
              Total money market instruments (cost: $1,612)                1,612
                                                                        --------

              TOTAL INVESTMENTS (COST: $120,476)                        $126,661
                                                                        ========

 N O T E S
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           to Portfolio of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the
          Fund), which is classified as non-diversified under the 1940 Act.

          A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

              3. Futures contracts are valued at the last quoted sales price.

              4. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), in consultation with the Fund's investment subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

          B. As of September 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2005, were $25,604,000 and $19,419,000, respectively, resulting in net unrealized appreciation of $6,185,000.

          C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $126,788,000 at September 30, 2005, and, in total, may not equal 100%.

          D. Futures contracts - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts

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           to Portfolio of INVESTMENTS
           (continued)

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

              are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities.

              A summary of obligations under these financial instruments at September 30, 2005, is as follows:

                                                                                         MARKET       UNREALIZED
         TYPE OF FUTURE                EXPIRATION        CONTRACTS      POSITION         VALUE       APPRECIATION
-----------------------------------------------------------------------------------------------------------------
Nasdaq-100 E Mini Index Futures     December 16, 2005       50            Long         $1,614,000       $1,000

          E. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

           (a) Security, or a portion thereof, is segregated to cover the value of open futures contracts.

           (b) Security is segregated as collateral for margin requirements on open futures contracts.

           (c) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

             * Non-income-producing security for the 12 months preceding
               September 30, 2005.

               DIRECTORS       Christopher W. Claus
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

          ADMINISTRATOR,       USAA Investment Management Company
     INVESTMENT ADVISER,       P.O. Box 659453
            UNDERWRITER,       San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT       USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

           CUSTODIAN AND       State Street Bank and Trust Company
        ACCOUNTING AGENT       P.O. Box 1713
                               Boston, Massachusetts 02105

             INDEPENDENT       Ernst & Young LLP
       REGISTERED PUBLIC       100 West Houston St., Suite 1800
         ACCOUNTING FIRM       San Antonio, Texas 78205

               TELEPHONE       Call toll free - Central time
        ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL       (800) 531-8181
       INFORMATION ABOUT       For account servicing, exchanges,
            MUTUAL FUNDS       or redemptions (800) 531-8448

         RECORDED MUTUAL       24-hour service (from any phone)
       FUND PRICE QUOTES       (800) 531-8066

             MUTUAL FUND       (from touch-tone phones only)
          USAA TOUCHLINE       For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               (800) 531-8777

         INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                 Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48415-1105                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Company) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    NOVEMBER 22, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    NOVEMBER 28, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    NOVEMBER 22, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.